Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of October 2011

Collection Period Start	1-Oct-11	Distribution Date	15-Nov-11
Collection Period End	31-Oct-11	30/360 Days	30
Beg. of Interest Period	17-Oct-11	Actual/360 Days	29
End of Interest Period	15-Nov-11

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,168,693,999.35	1,149,713,558.28	1,132,493,087.20	0.9690245
Total Securities		1,168,693,999.35	1,149,713,558.28	1,132,493,087.20	0.9690245
Class A-1 Notes	0.349850%	156,000,000.00	137,019,558.93	119,799,087.85	0.7679429
Class A-2 Notes	0.423330%	378,000,000.00	378,000,000.00	378,000,000.00	1.0000000
Class A-3 Notes	0.920000%	351,000,000.00	351,000,000.00	351,000,000.00	1.0000000
Class A-4 Notes	1.100000%	85,000,000.00	85,000,000.00	85,000,000.00	1.0000000
Certificates	0.000000%	198,693,999.35	198,693,999.35	198,693,999.35	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	17,220,471.08	38,615.35	110.3876351	0.2475343
Class A-2 Notes	0.00	128,903.99	0.0000000	0.3410158
Class A-3 Notes	0.00	269,100.00	0.0000000	0.7666667
Class A-4 Notes	0.00	77,916.67	0.0000000	0.9166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	17,220,471.08	514,536.01

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				13,582,538.93
Monthly Interest				5,359,498.10
Total Monthly Payments				18,942,037.03

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				489,639.81
Aggregate Sales Proceeds Advance				534,165.76
Total Advances				1,023,805.57

Vehicle Disposition Proceeds:
Reallocation Payments				605,063.00
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				3,774,020.97
Excess Wear and Tear and Excess Mileage				1,550.59
Remaining Payoffs				0.00
Net Insurance Proceeds				723,322.70
Residual Value Surplus				19,902.74
Total Collections				25,089,702.60

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	579,738.00			31
Involuntary Repossession	-			-
Voluntary Repossession	25,325.00			1
Full Termination	-			-
Bankruptcy	-			-
Insurance Payoff		714,945.49		26
Customer Payoff			-	-
Grounding Dealer Payoff			2,677,142.40	106
Dealer Purchase			1,069,319.18	35
Total	605,063.00	714,945.49	3,746,461.58	199

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of October 2011

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	52,041	1,326,573,524.41	7.00000%	1,149,713,558.28
Total Depreciation Received		(15,008,576.59)		(12,553,022.95)
Principal Amount of Gross Losses	(29)	(837,975.77)		(736,770.61)
Repurchase / Reallocation	-	-		-
Early Terminations	(1)	(46,415.08)		(37,073.80)
Scheduled Terminations	(171)	(4,399,544.06)		(3,893,603.72)
Pool Balance - End of Period	51,840	1,306,281,012.91		1,132,493,087.20

Remaining Pool Balance
Lease Payment				461,430,135.62
Residual Value				671,062,951.58
Total				1,132,493,087.20

III. DISTRIBUTIONS

Total Collections					25,089,702.60
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					25,089,702.60

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					424,496.14
3. Reimbursement of Sales Proceeds Advance					434,159.30
4. Servicing Fee:
Servicing Fee Due					958,094.63
Servicing Fee Paid					958,094.63
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					1,816,750.07

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					38,615.35

Class A-1 Notes Monthly Interest Paid					38,615.35
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					128,903.99

Class A-2 Notes Monthly Interest Paid					128,903.99
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					269,100.00

Class A-3 Notes Monthly Interest Paid					269,100.00
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of October 2011

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	77,916.67

Class A-4 Notes Monthly Interest Paid	77,916.67
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	514,536.01
Total Note and Certificate Monthly Interest Paid	514,536.01
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	22,758,416.52

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	17,220,471.08

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	17,220,471.08
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	5,537,945.44

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of October 2011

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		5,843,470.00
Required Reserve Account Amount		17,530,409.99
Beginning Reserve Account Balance		13,458,473.95
Additional Cash Infusion		0.00
Reinvestment Income for the Period		2,711.68
Reserve Fund Available for Distribution		13,461,185.63
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		5,537,945.44
Gross Reserve Account Balance		18,999,131.07
Remaining Available Collections Released to Seller		1,468,721.08
Total Ending Reserve Account Balance		17,530,409.99

V. POOL STATISTICS

Weighted Average Remaining Maturity		26.20
Monthly Prepayment Speed		49%
Lifetime Prepayment Speed		59%

	$	units
Recoveries of Defaulted and Casualty Receivables	748,647.70
Securitization Value of Defaulted Receivables and Casualty Receivables	736,770.61	29
Aggregate Defaulted and Casualty Gain (Loss)	11,877.09
Pool Balance at Beginning of Collection Period	1,149,713,558.28
Net Loss Ratio	0.0010%

Cumulative Net Losses for all Periods	-0.0066%	(76,904.93)

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	3,411,592.02	160
61-90 Days Delinquent	514,416.13	26
91-120+ Days Delinquent	0.00	0
Total Delinquent Receivables:	3,926,008.15	186
60+ Days Delinquencies as Percentage of Receivables	0.04%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	579,738.00	31
Securitization Value	623,272.89
Aggregate Residual Gain (Loss)	(43,534.89)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	869,379.00	46
Cumulative Securitization Value	930,938.05
Cumulative Residual Gain (Loss)	(61,559.05)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		549,237.42
Reimbursement of Outstanding Advance		434,159.30
Additional Advances for current period		534,165.76
Ending Balance of Residual Advance		649,243.88

Beginning Balance of Payment Advance		1,010,840.56
Reimbursement of Outstanding Payment Advance		424,496.14
Additional Payment Advances for current period		489,639.81
Ending Balance of Payment Advance		1,075,984.23

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2011-B
Monthly Servicer's Report
for the month of October 2011

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No